Accounting Policies - Narrative (Detail) R in Millions, $ in Millions						3 Months Ended	12 Months Ended														101 Months Ended
	May 05, 2025	Oct. 25, 2024	Aug. 12, 2024	May 02, 2023	Dec. 13, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) R / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) R / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) R / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	May 05, 2025	Dec. 31, 2025 R / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2024 R / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 R / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $
Disclosure of changes in accounting estimates [line items]
South Deep cash-generating unit - reversal of impairment							$ 285.1	R 4,721.9					$ 0.0				$ 0.0
Reversal of impairment loss recognised in profit or loss							0.0
Property, plant and equipment						$ 11,336.8	11,336.8		$ 11,336.8	$ 11,336.8	$ 11,336.8	$ 11,336.8	7,298.4	$ 7,298.4	$ 7,298.4	$ 7,298.4
Gold-in-process and stockpiles						845.2	845.2		845.2	845.2	845.2	845.2	791.0	791.0	791.0	791.0
Provision for decommissioning, restoration and rehabilitation costs						594.5	594.5		594.5	594.5	594.5	594.5	475.5	475.5	475.5	475.5	452.9	$ 452.9	$ 452.9	$ 452.9
Current provision for decommissioning, restoration and rehabilitation costs						105.3	105.3		105.3	105.3	105.3	105.3	78.4	78.4	78.4	78.4
Non-current provision for decommissioning, restoration and rehabilitation costs						489.2	489.2		489.2	489.2	489.2	489.2	397.1	397.1	397.1	397.1
Deferred taxation liabilities						1,401.7	1,401.7		1,401.7	1,401.7	1,401.7	1,401.7	503.8	503.8	503.8	503.8
Deferred taxation asset						38.2	38.2		38.2	38.2	38.2	38.2	154.9	154.9	154.9	154.9
Taxation payable						311.5	311.5		311.5	311.5	311.5	311.5	112.4	112.4	112.4	112.4	95.7	$ 95.7	$ 95.7	$ 95.7
Tax receivable						$ 73.4	73.4		$ 73.4	$ 73.4	$ 73.4	$ 73.4	75.8	$ 75.8	$ 75.8	$ 75.8
Share-based payments							$ 25.4						$ 4.4				$ 9.1
Closing exchange rate																						16.56	0.67	0.73	18.84	0.62	0.70	18.30	0.68	0.75
Average exchange rate										17.88	0.64	0.72		18.33	0.66	0.73		18.45	0.66	0.74
Dividends withholding tax percentage									20.00%
Gold Road
Disclosure of changes in accounting estimates [line items]
Group beneficial interest	100.00%					100.00%
Windfall Project
Disclosure of changes in accounting estimates [line items]
Asset acquisition, percentage of shares acquired		0.50
Osisko Mining Incorporated
Disclosure of changes in accounting estimates [line items]
Asset acquisition, percentage of shares acquired		1	1						1
Windfall Project
Disclosure of changes in accounting estimates [line items]
Interest in joint venture (in percent)		50.00%		50.00%
Gruyere Gold project
Disclosure of changes in accounting estimates [line items]
Percentage of ownership in joint operation	50.00%				50.00%																50.00%